Other Noncurrent Assets (Tables)	12 Months Ended
Jul. 31, 2025
Other Noncurrent Assets [Abstract]
Schedule of Other Noncurrent Assets

As of July 31, 2025 and 2024, other noncurrent assets consist of the followings:

	As of July 31,
	2025	2024
Deposits	$1,830,420	$1,746,493
Long-term prepaid expense	6,640	84,970
Other	21,353	—
Other noncurrent assets	$1,858,413	$1,831,463